Equity Method Investment, Net	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity method investment, net
10.	Equity method investment, net

Amount
RMB
Balance as of January 1, 2023	206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance as of December 31, 2023 and June 30, 2024	145,696

During the year ended December 31, 2023 and the six months ended June 30, 2024, the Group made certain equity method investments. The Group does not have controlling financial interests over these investees, but it has ability to exercise significant influence over their financial and operating polices.

In connection with the Sales Commitment Arrangements as described in Note 1(c), the Group invested into certain limited partnerships as a limited partner. The Group has determined that given the design of these limited partnerships, they are considered to be unconsolidated VIEs and the Group is not considered to be the primary beneficiary, as further described below.

During the years ended December 31, 2023 and the six months ended June 30, 2024, the limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in Note 1(c). Under these arrangements, an initial deposit is required to be paid to the real estate developers prior to the commencement of the exclusive sales period. The limited partnerships are designed such that the investors (including the Group) would make their respective initial equity capital payments based on the initial deposit requirements. The investors are committed to provide additional capital funding in several tranches based on a funding schedule prepared considering of the forecast sale plan and actual progress of properties sales throughout the exclusive sale period.

The Group has determined that the total equity investment at risk of these limited partnerships is limited to the capital injected in these limited partnerships and does not include the commitments of the partners to contribute additional equity as the funding commitments are not reported as equity in the balance sheet of the limited partnerships. Capital investments of the partners are the only source of funding of these limited partnerships. In addition, the amount of paid-up capital at inception is limited to the funding requirements for the initial stage of the project. The Group has determined that the limited partnerships are VIEs as their total equity investments at risk are not considered to be sufficient to permit the limited partnerships to finance their activities without additional subordinated financial support.

To determine whether the Group is the primary beneficiary of these limited partnerships, the Group has evaluated whether it has both (i) the power to direct the activities of the limited partnerships that most significantly impact their economic performance; and (ii) the obligation to absorb losses of, or the right to receive benefits from, the limited partnerships that could potentially be significant to these entities.

The Group determined that the activities that most significantly impact the economic performance of the limited partnerships include: (i) selecting real estate projects, (ii) negotiating the terms of sale commitment arrangement, (iii) monitoring the progress of property sales and (iv) for the limited partnerships under Non-Group Commitment Arrangements as described in Note 1(c), managing the disposal of unsold properties, if any, at the end of the sales period that the limited partnerships are required to purchase from the property developer.

Based on these activities that the Group considered to be most significant, the Group evaluated who has the power to direct them beginning with an assessment of the parties involved in the ownership and governance structure of these limited partnerships. In this regard, each of the limited partnerships is sponsored by an investor that is unrelated to the Group. The investments of the sponsoring investor in the limited partnerships are generally in the form of both limited partnership interest and general partnership interest, with these partnership interests being held by two or more of the sponsoring investor’s-controlled subsidiaries. Under the limited partnership agreement, the general partner can make key management decisions for the limited partnership. In addition, the Group does not have any kick-out right or the unilateral ability to exercise any substantive participating rights. Accordingly, the Group has determined that the power to direct the activities that most significantly impact the economic performance rests with the general partner and the other limited partners that are all under the common control of the sponsoring investor.

The Group’s obligation to absorb losses of, or the right to receive benefits from, the limited partnerships are limited to its committed capital investments or its rights to receive sharing of profit from the limited partnerships based on its proportionate share of the capital contributions.

Based on the analysis above, as the Group does not have the power to direct the activities of limited partnerships that most significantly impact their economic performance, the Group has concluded it is not the primary beneficiary of the limited partnerships established in connection with the Sales Commitment Arrangements. The Group determined that it has significant influence over these limited partnerships and therefore has accounted for its investments under the equity method.

The Group considers, as a limited partner, that its maximum exposures to the losses from the limited partnerships are the maximum loss that could potentially be recorded through earnings in future periods as a result of its investments and other variable interests in the limited partnerships, regardless of the probability of the losses actually occurring. The Group’s maximum exposures to the losses from the limited partnerships as of December 31, 2023 and June 30, 2024 are set out below, which represent the aggregated amounts of the carrying amounts of the investments in limited partnerships and the maximum amount of additional capital commitments as stipulated in the respective partnership deeds. The Group does not have any other obligation or commitment to provide any guarantee, loan or other financial support to the limited partnerships.

	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 22)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2023 and June 30, 2024	410,928	278,012	688,940

Impairment loss

In considering current property market conditions and the operating performance of the limited partnerships, the Group recognized other-than-temporary impairment loss of RMB15,279 to the investment in Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”), Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”), Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”), Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”) and Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”) during the year ended December 31, 2023.

No impairment loss was recognized during the six months ended June 30, 2024.

The following equity method investees were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider or other transactions, details of which are disclosed in Note 1(c). The Group’s effective interests to the limited partnerships as of December 31, 2023 and June 30, 2024 are as below:

	As of December 31,	As of June 30,
Name of the limited partnerships	2023	2024
Gefei Chengyun	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	— *	—
Jiuchuan	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	— *	—
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	— *	—
Jiuzhen	— *	—
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Jiushi	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	— *	—
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	— *	—
Jiaxinda	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”)	— *	—
Ningbo Meishan Muju Investment Limited Partnership (“Muju”)	— *	—

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd. (“Chenji Zhaozhao”)	— **	—
Shanghai Tinghaozhu Space Design Co., Ltd. (“Tinghaozhu Space”)	— **	—

*	During the year ended December 31, 2023, the Group fully disposed its equity interests in the Shiguan, Decheng, Longshuqianli, Jiuzhen, Ruokun, Honggeng, Fangjin and Muju through company cancellation or share transference.

**	During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accounting for 30% and 40% of their total equity, respectively. During the year ended December 31, 2023, the Group fully disposed its equity interests in the Tinghaozhu Space and Chenji Zhaozhao through share transference.

During the year ended December 31, 2023 and the six months ended June 30, 2024, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:

	For the Year Ended December 31,		For the Six Months Ended June 30,
	2023		2024
Name of the Limited Partnership	Capital Investments	Return of Capital	Capital Investments	Return of Capital
	RMB	RMB	RMB	RMB
Jiushen	—	(9,850)	—	—
Longshutianye	—	(663)	—	—
Deyan	—	(200)	—	—
Jiushi	—	(32,650)	—	—

Name of other equity method investees
Chenji Zhaozhao	—	(2,190)	—	—
Total	—	(45,553)	—	—

Summary of combined unaudited financial information for these equity method investees as of and for the year ended December 31, 2023 and the six months ended June 30, 2024 are presented below:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance sheet data:
Current assets	522,025	444,360
Non-current assets	78,290	76,240
Total assets	600,315	520,600

Current liabilities	72,210	70,525
Total liabilities	72,210	70,525

Shareholders’ equity	528,105	450,075
Total liabilities and shareholders’ equity	600,315	520,600

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Operating data:
Revenue	10	—
Operating loss	(1,062)	(12,192)
Net loss	(895)	(11,930)